Offsets	May 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Top Wealth Group Holding Limited
Form or Filing Type	F-3
File Number	333-293245
Initial Filing Date	Feb. 06, 2026
Fee Offset Claimed	$ 27,620.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Offset Note	The Registrant has withdrawn such prior registration statement that included the unsold securities under such prior registration statement.
Termination / Withdrawal Statement	The Registrant has withdrawn such prior registration statement that included the unsold securities under such prior registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Top Wealth Group Holding Limited
Form or Filing Type	F-3
File Number	333-293245
Filing Date	Feb. 06, 2026
Fee Paid with Fee Offset Source	$ 27,620.00